OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES - Summary of Deferred Performance Awards (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deferred Performance Awards [Line Items]
Cash	£ 20	£ 22
Shares	19	20
Expenses charged in the year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	11	8
Shares	10	7
Deferred performance awards	21
Expenses charged in the year | Arising from awards in current year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	2
Shares	2
Deferred performance awards	4
Expenses charged in the year | Arising from awards in prior year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	9
Shares	8
Deferred performance awards	17
Expenses deferred to future periods
Disclosure Of Deferred Performance Awards [Line Items]
Cash	9	14
Shares	9	£ 13
Deferred performance awards	18
Expenses deferred to future periods | Arising from awards in current year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	5
Shares	4
Deferred performance awards	9
Expenses deferred to future periods | Arising from awards in prior year
Disclosure Of Deferred Performance Awards [Line Items]
Cash	4
Shares	5
Deferred performance awards	£ 9